Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances with related Parties
	Year Ended December 31,
	2021	2020
	U.S dollars in thousands
Other payables – key management personnel	237	217
Equity reserve for share-based payment	5,419	1,579
CLA capital reserve	—	2,836
Convertible loan liability	—	8,567

Schedule of benefits to and other transactions with related parties and key management personnel
	Year Ended December 31,
	2021	2020
	US $, in Thousands
Wages and benefits for employees by or on behalf of the company	1,359	1,160
Share-based payment	3,887	544
Financial expenses on convertible loan	1,102	2,344
	6,348	4,048

The number of people to whom the salary and benefits relate

Related parties, related parties, and key management personnel employed by or on behalf of the Company	5	4
Directors who are not employed by the company and are not remunerated	4	3